Note 18 - Financial Instruments Carried at Fair Value	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, share settled debt, notes, accounts payable, lease obligations and accrued liabilities.

Fair Values

Financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values due to their relatively short maturities: cash and cash equivalent and restricted cash accounts, trade and other receivables, trade and other payables. The fair values of long-term loans, lease obligations, share settled debt and notes are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2015		December 31, 2014
Assets
Cash and cash equivalents	$722	$722	$402	$402
Restricted cash	$31	$31	$31	$31
Trade receivables, net	$4,303	$4,303	$3,342	$3,342
Other receivables	$1,947	$1,947	$2,083	$2,083
Liabilities
Accounts payable, trade	$15,149	$15,149	$14,210	$14,210
Current and Non Current portion of debt	$67,947	$23,110	$72,045	$36,888
Current and Non Current portion of Convertible Notes	$90,849	$90,849	$97,121	$97,121
Current and Non Current Capital lease obligations	$37,219	$30,645	$38,010	$38,010
Financial instruments carried at fair value	$10,067	$10,067	$39,300	$39,300

Fair Value Hierarchy

The guidance on fair value prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The following tables present the fair value of Company’s financial instruments and are categorized using the fair value hierarchy contained in ASC 820. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
			Identical Assets	Inputs	Inputs
	Total Carrying amount	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Assets
Cash and cash equivalents	$402	$402	$402	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current and Non Current portion of debt	$72,045	$36,888	$-	$36,888	$-
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$-	$97,121	$-
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$38,010	$-
Financial instruments carried at fair value	$39,300	$39,300	$-	$-	$39,300
December 31, 2015
Assets
Cash and cash equivalents	$722	$722	$722	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current and Non Current portion of debt	$67,947	$23,110	$-	$23,110	$-
Current and Non Current portion of Convertible Notes	$90,849	$90,849	$-	$90,849	$-
Current and Non Current Capital lease obligations	$37,219	$30,645	$-	$30,645	$-
Financial instruments carried at fair value	$10,067	$10,067	$-	$-	$10,067

In relation to the current and non current portion of debt, convertible notes and capital lease obligations, the Company’s assessment included its evaluation of the estimated fair market values for each vessel, which is pledged under the debt, based on market transactions for which management assumes responsibility for all assumptions and judgments used, compared to the carrying value. Where possible, the Company’s valuations consider a number of factors that include a combination of last completed sales, present market candidates, buyers’ and sellers’ ideas of similar vessels and other information they may possess. Based on this, the Company makes an assessment of what the vessel is worth at a given time, assuming that the vessel is in good working order and its hull and machinery are in a condition to be expected of vessels of its age, size and type, that the vessel’s class is fully maintained and free from all conditions and the vessel is in sound seagoing condition, and that the vessel is undamaged, fully equipped, freely transferable and charter free. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company’s financial instruments carried at fair value are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices dividends paid, measures of volatility, and correlations of such inputs. The Company’s instruments in respect of true up clauses and anti-dilution provisions do not trade in liquid markets, and as such, model inputs cannot generally be verified and therefore involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy.

Interest Rate Swaps

The Company has entered into an interest rate swap agreement in order to hedge the interest expense arising from the Company’s Piraeus Bank Credit Facility detailed (a) in Note 12. The interest rate swaps allowed the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agreed with the counterparty to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount.

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

As of December 31, 2015 and 2014, the Company has defaulted on payments of interests on its swap agreement. The amount of interest is still outstanding and it is included in accrued liabilities in the consolidated balance sheet of amount $1,562 and $1,475 at December 31, 2015 and 2014 respectively. The fair value of $269 in relation to the interest rate swap has been recorded in the 2014 consolidated statements of operations as a result of the expiration of the agreement during September, 2014.

The total fair value change of the interest rate swaps were a gain of nil, $269 and $498 for the years ended December 31, 2015, 2014 and 2013, respectively and these are included in interest and finance expense in the consolidated statements of operations. The related asset or liability was shown under financial instruments in the balance sheet. As of December 31, 2015 and 2014 the respective financial instrument is zero due to the expiration of the agreement during September, 2014.

Share Settled True Up Clauses

During 2015, 2014 and 2013, in connection with the issuance of several convertible notes and account payable settlements, the Company granted the holders of certain convertible notes and the participants in a voluntary accounts payable share settlement, certain true up clauses or anti dilution rights. These rights require the Company to issue additional shares or pay through cash, at the Company’s option, if the value of the shares received from conversion of the convertible notes or from the settlement of certain accounts payable, falls below the value of the shares on the date of issuance. These true up clauses work as share proceed guarantees and are effectively share settled written put options on the shares issued. The Company has fair valued these obligations using an American-style option pricing model that most appropriately reflects the terms and conditions of the share proceed guarantees.

The true up clause contained in the convertible notes are accounted for as embedded derivatives as they represent an option of the holder, to receive additional shares or cash if the Company’s share price on the date that the holder sells the shares received is less than the share price on the date the shares were issued. To determine the fair value of the share proceed guarantees embedded in the true up clauses of the convertible debt instruments, the Company used an American style option pricing model.

The financial instruments in relation of convertible note to Ray Capital Inc. has been transferred to convertible notes, net and is payable in cash due to the maturity date of the true up liability December 27, 2015 (refer to Note 13). The financial instruments in relation of unsecured convertible note to Tiger Capital Partners Ltd has been settled with Series A-1 Preference shares (refer to Note 13). The remaining balance of $220 of the financial instruments represented below in the table in the line convertible notes, refers to the true up liability in relation to the senior convertible redeemable debenture with TCA Global Credit Master Fund, LLP (refer to Note 13).

At December 31, 2015, the key inputs in the model in relation of the equity issuance related to VPP acquisition were: volatility of 318%, dividend rate of zero, a time at maturity 3 years, a stock price of $0.0001 and an average risk free rate of 1.31%. The true up clause can be exercised when the shares issued for the settlement of the liability are sold by the holder. The holders’ options end December 9, 2018. At December 31, 2014, the key inputs in the model in relation of the equity issuance related to VPP and the convertible notes were: volatility of 309%, dividend rate of zero, a time at maturity ranging from 4.4 to 10 years, a stock price of $0.03 and an average risk free rate of 1.78%. The true up clause can be exercised when the shares issued for the settlement of the liability are sold by the holder. The holders’ options during 2014 had a range from January 2015 to December 2024.

During January 2014, a financial instrument of $200 has been recorded in relation with the 12% Debenture with Dominion Capital LLC dated January 3 2014. This financial instrument has expired on January 3, 2015. During June 2014 the financial instrument of $200 in relation with the 12% Debenture with Dominion Capital LLC dated December 23 2013 has been fully released by Dominion Capital LLC. The financial instrument recorded during 2013 in relation to the convertible note with notional amount $3,051, has been fully paid during 2014. The true up liability in relation to the loan agreement New Coal Holding LLC for a Loan Facility of up to $300 has expired during December 2014 according to the terms of the agreement.

The true up clauses contained in the accounts payable settlement agreements represent freestanding financial instruments that meet the criteria of ASC 480 to be accounted for as variable share settled debt. Pursuant to the true up clause contained in the accounts payable settlement agreements, the Company must issue additional shares only when the counterparty provides evidence that the value received from the sales of the original issuance of shares, or subsequent issuances, is below the original amount due under the settlement agreements covered by such true up clauses. If the holder of the originally issued shares does not sell them during the period of the true up clause protection, or receives upon sale of those shares an amount greater than the original amount due, then no additional shares are required to be issued. Because of these terms, the true up clauses have been accounted for pursuant to ASC 480, which states that separate financial instruments that are settled through the issuance of a variable number of shares should be accounted for as liabilities at fair value, with changes in fair value recorded to earnings. The Company measures the fair value of these liabilities based on the amount originally due pursuant to the settlement agreement, less the cash proceeds received by counterparty contained in the notification of sales of originally issued shares at less than the settlement value. The accounting for the original issuance of shares was an increase in share capital and a decrease in additional paid in capital. When the Company receives notification of cash proceeds less than the settlement value, the amount of the cash proceeds received by the counterparty are recorded as a reduction in the liability and an increase in additional paid in capital. The new shares issued to the counterparty for the remaining obligation are recorded as an increase in shares capital and a reduction in additional paid in capital. Upon expiration of the true up clauses or the satisfaction through sale of shares issued by the counterparty, any remaining liability will be transferred to additional paid in capital.

During 2015, new settlement agreements with true up clauses of amount $697 has been accounted for as financial instruments carried at fair value and remains outstanding for the year ended December 31, 2015. On November 24, 2015, the financial instrument carried at fair value in relation to the stock based compensation has been settled with Series B Preference shares (refer to Note 16). Financial instruments carried at fair valued issued to vendors equaled $6,829, excluding the settlement agreement of amount $1,365 that was incorporated in the settlement of the 8% Notes (Refer to Note 13) were settled with 536 Series A-1 Preference shares on November 24, 2015, resulting in gain of extinguishment of liabilities of amount $1,470.

The total change in fair value of financial instruments included in the consolidated statements of operations loss of $127, $5,231 and gain of $262 for the years ended December 31, 2015, 2014 and 2013, respectively.

Information with respect to outstanding financial instruments recorded at fair value follows:

		Notional Amount		Fair Value
	Termination Date for the	As of	As of	As of	As of
	remaining financial instruments	December 31,	December 31,	December 31,	December 31,
Financial Instruments	as of December 31, 2015	2015	2014	2015	2014
Vendors	From minimum January 2016 to indefinite	$5,007	$13,378	$5,007	$13,378
Convertible Note	February 24, 2016	220	6,330	220	6,290
Stock based compensation	n/a	-	15,440	-	15,440
Equity issuance related to VPP acquistion	December 9, 2018	4,507	4,281	4,505	4,192
Thalassa Holdings SA-Business Acquisition	November 24, 2016	335	-	335	-
		$10,069	$39,429	$10,067	$39,300

Warrants

On October 13, 2009, in connection with the issuance of the 7% Notes, the Company issued to Investment Bank of Greece, a six-year warrant to purchase 1 common share at an exercise price of $3,240,000 per share, with an expiration date of October 13, 2015, which resulted in $3,940 of debt issuance cost that was recorded as deferred issuance cost. During 2012 and upon conversion of the 7% Notes, the remaining unamortized amount of $1,860 was written off. The warrants qualified for equity classification. On October 13, 2015, the warrant expired without being exercised.

On January1, 2013, as amended on June 30, 2013, the Company issued to a third party a ten-year warrant to purchase common shares in exchange for $6,400 with an exercise price of $135,000,000. The fair value of $6,122 of 1 warrant has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 176%. The risk-free interest rate used was 1.78%.

On December 10, 2013, Company issued to a member of board of director, as part of its annual compensation, a ten-year warrant to purchase common shares in exchange for $217 with an exercise price of $0.01 per share. The new warrant was fair valued as of December 10, 2013 at $217.

On January 3, 2014, Company issued to a third party a five-year warrant to purchase 1 common share, with an exercise price of $13,125,000. The new warrant was fair valued as of January 3, 2014 at $113. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 183%. The risk-free interest rate used was 1.73%.

On January 3, 2014, Company issued to a third party a five-year warrant to purchase 1 common share, with an exercise price of $16,875,000. The new warrant was fair valued as of January 3, 2014 at $56. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 183%. The risk-free interest rate used was 1.73%.

On April 10, 2014, Company issued to a third party a ten-year warrant to purchase 9,000 common shares, with an exercise price of $6.6. The new warrant was fair valued as of April 10, 2014 at $1,492. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 200%. The risk-free interest rate used was 2.65%.

On August 4, 2014, the Company issued to its employees ten-year warrants to purchase $7,745 worth of common shares, with an exercise price of $0.0001 and recorded a compensation charge of $7,745. As the $7,745 represents a fixed amount payable in variable number of shares, the Company recorded the warrant liability at a fair value of $7,745 in the consolidated balance sheet at December 31, 2014. On November 24, 2015, the aggregate of $5,656 of the warrants were settled with Series B Preference Shares. A warrant of $2,094 issued to the former CFO of the Company was not exchanged with Series B Preference Shares and it remains valid. During 2015, the aggregate of $68 of his warrant has been converted to 547,919 common shares.

Interest Rate Risk

Interest rate risk arises on bank borrowings. Considering its recent financial position, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 12, “Long-term Debt”.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. The Company was historically exposed to credit risk in the event of non-performance by counterparties to derivative instruments. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

Cash deposits in excess of amounts covered by government - provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government - provided insurance limits.